Business Combinations (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)		Dec. 31, 2022 BRL (R$)
Business combinations [Abstract]
Goodwill paid resulting from expected future profitability		R$ 382,052	[1]	R$ 508,174
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		47,131		R$ 1,090,040
Projection period	5 years
Recoverable amount of asset or cash-generating unit	R$ 3,222,425	R$ 2,683,399
Number of hypotheses alteration reasonably possible foreseen	2

[1]	On the acquisition date, although the Company assesses the base date of the initial balance sheet of the acquirees for the purpose of determining the allocation of the purchase price and goodwill (negative goodwill). These acquisitions have an interim report. The goodwill for expected future profitability in 2023 was R$ 382,052 (R$ 508,174 in 2022).